Schedule of Investments

ARK Venture Fund

April 30, 2024 (Unaudited)

	Shares/ Principal/Units	Cost	Value

COMMON STOCKS IN PUBLIC COMPANIES – 11.8%

AEROSPACE & DEFENSE - 0.3%
Archer Aviation, Inc., Class A*	40,761	$219,718	$158,153

AUTOMOBILES - 1.0%
Tesla, Inc.*	2,844	406,205	521,248

BIOTECHNOLOGY - 1.4%
CRISPR Therapeutics AG (Switzerland)*	6,385	295,187	338,341
Ginkgo Bioworks Holdings, Inc.*	163,472	228,059	145,670
Recursion Pharmaceuticals, Inc., Class A*	38,964	278,134	304,698
		801,380	788,709

CAPITAL MARKETS - 2.3%
Coinbase Global, Inc., Class A*	3,827	138,544	780,440
Robinhood Markets, Inc., Class A*	29,584	266,090	487,840
		404,634	1,268,280

ENTERTAINMENT - 1.1%
ROBLOX Corp., Class A*	9,623	300,284	342,194
Roku, Inc.*	4,419	205,887	254,800
		506,171	596,994

FINANCIAL SERVICES - 0.8%
Block, Inc.*	5,731	351,592	418,363

HOTELS, RESTAURANTS & LEISURE - 0.6%
DraftKings, Inc., Class A*	8,187	104,138	340,252

INTERACTIVE MEDIA & SERVICES - 0.7%
Pinterest, Inc., Class A*	10,835	302,041	362,431

IT SERVICES - 0.6%
Shopify, Inc., Class A (Canada)*	4,985	167,287	349,947

LIFE SCIENCES TOOLS & SERVICES - 0.5%
10X Genomics, Inc., Class A*	9,663	368,980	282,933

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Teradyne, Inc.*	3,539	361,495	411,656

SOFTWARE - 1.7%
Palantir Technologies, Inc., Class A*	23,942	392,690	526,006
UiPath, Inc., Class A*	8,726	107,684	165,532
Unity Software, Inc.*	11,960	351,672	290,269
		852,046	981,807
TOTAL COMMON STOCKS IN PUBLIC COMPANIES		4,845,687	6,480,773

Schedule of Investments (continued)

ARK Venture Fund

April 30, 2024 (Unaudited)

	Acquisition Date	Shares/ Principal/Units	Cost	Value

COMMON STOCKS IN PRIVATE COMPANIES – 39.4%

AEROSPACE & DEFENSE - 13.3%
Space Exploration Technologies Corp.*(a)(b)(c)	10/31/23	75,356	$6,999,962	$7,309,485

DIVERSIFIED FINANCIAL SERVICES - 5.4%
Blockdaemon, Inc.*(a)(b)	6/27/23	517,865	2,010,000	2,977,724

ENTERTAINMENT - 4.5%
Discord Inc.*(a)(b)	11/14/22	11,744	2,723,641	2,500,532

INTERNET - 0.9%
X Holdings, Inc. (Twitter)*(a)(b)	10/28/22	1,000	1,000,000	462,731

SOFTWARE - 15.3%
Databricks, Inc.*(a)(b)(d)	9/23/22	27,992	400,000	2,066,480
Epic Games, Inc.*(a)(b)(c)	9/23/22	6,560	3,133,309	3,995,129
OpenAI Global LLC*(a)(b)(c)	4/11/24	15,291	2,500,000	2,293,578
			6,033,309	8,355,187
TOTAL COMMON STOCKS IN PRIVATE COMPANIES			18,766,912	21,605,659

PREFERRED STOCKS IN PRIVATE COMPANIES – 31.7%

AEROSPACE & DEFENSE - 1.0%
Axiom Space, Inc, Series C*(a)(b)	4/12/23	2,960	500,033	542,953

BIOTECHNOLOGY - 5.5%
Relation Therapeutics, Inc., Series Seed-2*(a)(b)	1/26/24	1,841,959	2,999,999	2,999,999

COMPUTERS - 1.1%
Hammerspace, Inc., Series A-1*(a)(b)	7/26/23	511,456	499,999	629,091

HEALTHCARE PRODUCTS - 5.8%
Freenome, Inc., Series E*(a)(b)	9/23/22	85,711	999,990	644,547
Freenome, Inc., Series F*(a)(b)	1/26/24	337,899	2,500,000	2,541,000
			3,499,990	3,185,547

MACHINERY-DIVERSIFIED - 4.6%
Figure AI, Inc., Series B*(a)(b)	2/29/24	189,096	2,499,997	2,499,997

SOFTWARE - 11.6%
Anthropic, Inc., Series C-1*(a)(b)	3/31/23	89,078	1,049,998	2,672,340
Mythical, Inc., Series C-1*(a)(b)	4/11/23	60,415	500,001	163,724
Replit, Inc., Series B-1*(a)(b)	1/23/23	25,385	1,000,000	1,214,164
Shield AI Inc., Series Seed*(a)(b)	1/03/24	22,836	999,988	1,044,519
Shield AI Inc., Series F*(a)(b)	10/06/23	22,838	999,985	1,044,610
Sortium, Inc., Series Seed-1*(a)(b)	9/27/23	61,111	250,000	287,833
			4,799,972	6,427,190

TRANSPORTATION - 2.1%
Flexport, Inc., Series A*(a)(b)	9/23/22	49	670	212
Flexport, Inc., Series B-1*(a)(b)	9/23/22	4,940	67,524	21,390
Flexport, Inc., Series C*(a)(b)	9/23/22	24,640	336,798	106,691
Zipline International, Inc., Series F*(a)(b)	5/30/23	24,877	999,983	1,015,231
			1,404,975	1,143,524
TOTAL PREFERRED STOCKS IN PRIVATE COMPANIES			16,204,965	17,428,301

SIMPLE AGREEMENT TO PURCHASE EQUITY IN PRIVATE COMPANIES – 5.4%

BROADCAST SERVICES - 0.9%
Kino Tech, Inc.*(a)(b)	2/27/24	500,000	500,000	500,000

Schedule of Investments (continued)

ARK Venture Fund

April 30, 2024 (Unaudited)

	Acquisition Date	Shares/ Principal/Units	Cost	Value
SIMPLE AGREEMENT TO PURCHASE EQUITY IN PRIVATE COMPANIES (continued)

COMMERCIAL SERVICES - 1.0%
Critical Ideas, Inc. (Chipper Cash)*(a)(b)	9/23/22	400,000	$400,000	$558,240

DIVERSIFIED FINANCIAL SERVICES - 1.1%
Atomic Vaults, Inc.*(a)(b)	1/26/24	600,000	600,000	600,000

SOFTWARE - 2.4%
Graft, Inc.*(a)(b)	10/30/23	250,000	250,000	315,575
Pave Financial, Inc.*(a)(b)	8/16/23	500,000	500,000	677,150
Tilda Technologies, Inc (Humata AI)*(a)(b)	6/27/23	250,000	250,000	289,200
			1,000,000	1,281,925
TOTAL SIMPLE AGREEMENT TO PURCHASE EQUITY IN PRIVATE COMPANIES			2,500,000	2,940,165

CONVERTIBLE NOTE IN PRIVATE COMPANIES – 5.4%

COMMERCIAL SERVICES - 0.9%
Critical Ideas, Inc. (Chipper Cash) 10.00%, 02/25/25(a)(b)(e)	8/25/23	500,000	500,000	500,000

ENTERTAINMENT SOFTWARE – 1.8%
Gamefam, Inc. 3.00%, 3/13/26*(a)(b)(e)	3/13/24	1,000,000	1,000,000	1,000,000

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
Tenstorrent Holdings, Inc. 5.00%, 11/30/25(a)(b)(e)	11/30/23	1,000,000	1,050,000	1,000,000

SOFTWARE - 0.9%
Mythical, Inc. 17.50%, 12/28/24(a)(b)(e)	12/28/23	375,000	375,000	487,350
TOTAL CONVERTIBLE NOTE IN PRIVATE COMPANIES			2,925,000	2,987,350

WARRANT IN PRIVATE COMPANIES – 1.8%

SOFTWARE - 1.8%
Mythical, Inc.*(a)(b)(g)	12/28/23	384,213	0	975,901
TOTAL WARRANTS IN PRIVATE COMPANIES			0	975,901

	Shares/ Principal/Units	Cost	Value

MONEY MARKET FUND – 1.4%
Goldman Sachs Financial Square Treasury Obligations Fund, 5.16% (f)	796,007	796,007	796,007
TOTAL INVESTMENTS – 96.9%		46,038,571	53,214,156
Other Assets in Excess of Liabilities–3.1%			1,716,490
Net Assets–100.0%			$54,930,646

*	Non-income producing security
(a)	Investment fair valued by ARK Investment Management LLC (the “Adviser”) in accordance with the Adviser’s valuation policies and procedures that were reviewed by, and are subject to the oversight of, the Board of Trustees. For fair value measurement disclosure purposes, investment is classified as Level 3.
(b)	Restricted security; security may not be publicly sold without registration under the Securities Act of 1933, as amended. As of April 30, 2024, total investments in restricted securities were $45,937,376 and are classified as Level 3.
(c)	All or a portion of these securities have been purchased through unaffiliated Special Purpose Vehicles (“SPVs”) in which the Fund has a direct investment of ownership units of the SPVs. The shares, cost basis and fair value stated are determined based on the underlying securities purchased by the SPV and the Fund’s ownership percentage.
(d)	The Fund held a $400,000 simple agreement to purchase equity in Mosaic ML, Inc. which was acquired by Databricks, Inc. effective July 12, 2023. The acquisition was an all-stock transaction where the Fund received 26,371 common shares of Databricks, Inc. with an additional indemnity holdback of 1,551 common shares set to be released on October 28, 2024.
(e)	PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
(f)	Rate shown represents annualized 7-day yield as of April 30, 2024.
(g)	The Fund entered into a Secured and Convertible Promissory Note and Warrant Purchase Agreement with Mythical, Inc. on December 28, 2023. The warrants are exercisable at the next qualified equity financing at $0.001 per share up to two times the portion of the Fund's convertible note amount.

April 30, 2024 (Unaudited)

Fair value measurements

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund's own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s investments as of April 30, 2024:

Investment in Securities	Level 1	Level 2	Level 3	Total
Common Stocks in Private Companies‡	$–	$–	$21,605,659	$21,605,659
Preferred Stocks in Private Companies‡	–	–	17,428,301	17,428,301
Common Stocks in Public Companies‡	6,480,773	–	–	6,480,773
Convertible Note in Private Companies‡	–	–	2,987,350	2,987,350
Simple Agreement to Purchase Equity in Private Companies‡	–	–	2,940,165	2,940,165
Warrant in Private Companies‡	–	–	975,901	975,901
Money Market Fund	796,007	–	–	796,007
Total	$7,276,780	$–	$45,937,376	$53,214,156

‡	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented below:

	Common Stocks In Private Companies	Preferred Stocks In Private Companies	Simple Agreement To Purchase Equity In Private Companies	Convertible Note In Private Companies	Warrants In Private Companies	Total
Balance at July 31, 2023	$4,632,310	$6,530,789	$740,120	$–	$–	$11,903,219
Purchases	14,964,084	10,249,961	1,850,000	2,925,000		29,989,045
Sales	–	–	–	–	–	–
Transfer into Level 3	–	–	–	–	–	–
Transfer out of Level 3	–	–	–	–	–	–
Net Realized Gain (Loss)	–	–	–	–	–	–
Net Change in Unrealized Appreciation (Depreciation)	2,009,266	647,550	350,045	62,350	975,901	4,045,112
Ending balance at April 30, 2024	$21,605,659	$17,428,301	$2,940,165	$2,987,350	$975,901	$45,937,376

Net Change in Unrealized Appreciation (Depreciation) on Level 3 securities still held as of April 30, 2024	2,009,266	647,550	350,045	62,350	975,901	4,045,112

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2024.

Asset type	Fair Value at April 30, 2024	Valuation Approach	Significant Unobservable Inputs	Impact to value if Input Increases*	Range	Weighted Average
Common Stocks in Private Companies	$21,605,659	Market Approach	Precedent Transactions	Increase	N/A	N/A
			Market Movement	Increase	0.69% - 37.81%	10.57%
Preferred Stocks in Private Companies	17,428,301	Market Approach	Precedent Transactions	Increase	N/A	N/A
			Market Movement	Increase	1.66% - 25.32%	8.06%
			Estimated transaction price	Increase	$2.65 - $2.65	$2.65
Convertible Note in Private Companies	2,987,350	Market Approach	Precedent Transactions	Increase	N/A	N/A
			Estimated transaction price	Increase	$2.65 - $2.65	$2.65
Simple Agreement to Purchase Equity in Private Companies	2,940,165	Market Approach	Precedent Transactions	Increase	N/A	N/A
			Market Movement	Increase	15.68% - 39.56%	32.00%
Warrant in Private Companies	975,901	Market Approach	Estimated transaction price	Increase	$2.65 - $2.65	$2.65
			Estimated Time to Exit	Decrease	0.26 - 0.26 Years	0.26 Years

*	Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.